6. Derivative Liabilities - Derivative Liabilities - Fair Value (Details) (USD $)	12 Months Ended	15 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Fair value at the commitment date - convertible debt			$ 2,414,585
Fair value at the commitment date - warrants			682,809
Reclassification of derivative liabilities to additional paid in capital related to warrants exercised that ceased being a derivative liability			(311,709)
Fair value mark to market adjustment - convertible debt		(28,586)
Fair value mark to market adjustment - warrants		$ (5,595)